STOCKHOLDERS’ EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 12: STOCKHOLDERS’ EQUITY (DEFICIT)

On September 28, 2022, increased its authorized capital to 505,000,000 shares consisting of 500,000,000 shares of common stock (from 200,000,000) and 5,000,000 shares of preferred stock. See Note 1. As of and December 31, 2022 and March 31, 2022, the Company had 1,200 shares of Series A Preferred Stock issued and outstanding.

The Company executed the Exchange Agreement on July 25, 2022 and pursuant to the Exchange Agreement that day acquired 100% of the outstanding shares of capital stock of Holdings from Ecoark, Holdings’ sole stockholder. In exchange the Company issued Ecoark 1,200 shares of the newly designated Series A. See Note 1 under “Description of Business” for more details on the Series A.

The Series A has a stated value of $30 million and has a liquidation preference over the common stock and any subsequent series of junior preferred stock equal to the stated value, plus any accrued but unpaid dividends.

Pursuant to the Exchange Agreement Mr. Randy May, Ecoark’s Chief Executive Officer, was appointed as Executive Chairman and as a director of the Company, and Mr. Jay Puchir, Ecoark’s Chief Financial Officer, was appointed as Chief Executive Officer and Principal Financial Officer of the Company. Effective July 28, 2022, the number of directors of the Company was fixed at five, and Danny Hames, James Cahill, Greg Landis, and Alisa Horgan were appointed as directors. Alisa Horgan is the daughter of Randy May, and wife of Richard Horgan, who was the Company’s Chief Executive Officer and sole director until after the closing of the Holding acquisition.

Ecoark has advised us that it plans to spin-off the common stock issuable upon conversion of the Series A, subject to the effectiveness of the Form S-1.

On July 29, 2022, the Company filed a Certificate of Designation with the Nevada Secretary of State designating a new series of preferred stock, the Series B. See Note 1 under “Description of Business” for more details on the Series B.

On October 25, 2022, the Company filed a Certificate of Designation of the Rights, Preferences and Limitations of Series C Convertible Preferred Stock (the “Series C Certificate of Designation”) with the Nevada Secretary of State. The Series C Certificate of Designation provides for the issuance of up to 1,000 shares of Series C. See Note 1 under “Description of Business” and Note 11 “Derivative Liabilities” for more details on the Series C.

From July 25, 2022 through August 15, 2022, the Company entered into advisor agreements with directors, management and consultants pursuant to which the Company agreed to issue a total of 17,450,000 restricted shares of common stock at prices ranging from $0.71 to $1.25 per share (combined value of $12,604,500). These issuances represented 11,950,000 shares that are service-based grants ($8,699,500 value) and 5,500,000 shares that are performance-based grants ($3,905,000 value). The performance criteria are based on the average number of gross barrels of oil produced per day (BOPD) ranging from 1,000 to 5,000 BOPD. The service-based grants vest through July 31, 2032. None of the 17,450,000 restricted shares of common stock have been issued by the transfer agent as of November 30, 2022, and on November 15, 2022, 25,000 of these service-based shares were cancelled as the employee terminated their employment prior to any issuance or vesting of those shares. None of the shares have vested. On December 1, 2022, the remaining 17,425,000 restricted stock grants were cancelled. The Company then entered into new RSU agreements on December 1, 2022 with these individuals, that represented 5,500,000 performance-based RSUs valued at $5,005,000, and 11,925,000 service-based RSUs valued at $10,851,750. The performance-based grants are based on the average number of gross barrels of oil produced per day (BOPD) ranging from 1,000 to 5,000 BOPD; and the service-based grants vest through November 30, 2032. The Company has expensed $1,727,404 in stock-based compensation through December 31, 2022 related to these grants.

Stock Options

The Company’s Board of Directors approved the adoption of the 2016 Stock-Based Compensation Plan (the “2016 Plan”) on May 12, 2016.

There have been no stock options granted since 2018.

The Company determined the value of share-based compensation using the Black-Scholes fair value option-pricing model using the following weighted average assumptions for options granted during the former year ended December 31, 2018. All options stand completely vested.

Date of Grant
Expected term (years)	10
Expected volatility	283%
Risk-free interest rate	2.55%
Dividend yield	0%

As summary of option activity under the 2016 Plan as of December 31, 2022, and March 31, 2022 and changes during the periods then ended are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at March 31, 2021	60,421	$5.20	6.77
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Balance outstanding at March 31, 2022	60,421	$5.20	5.77
Exercisable at March 31, 2022	60,421	$5.20	5.77

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at March 31, 2022	60,421	$5.20	5.77
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Balance outstanding at December 31, 2022	60,421	$5.20	5.02
Exercisable at December 31, 2022	60,421	$5.20	5.02

Warrants

On August 10, 2017, the Company entered into a Securities Purchase Agreement with two investors to purchase from the Company 42,510 shares of the Company’s common stock for an aggregate purchase price of $525,000. The investors received a warrant to purchase an additional 5,314 shares at an exercise price of $14.25 per share, and a warrant to purchase an additional 5,314 shares at an exercise price of $19.00 per share.

On July 21, 2021, the Company entered into a Consulting Agreement with a company controlled by its current Chief Executive Officer for a period of one year, expiring July 20, 2022 and issued it 1,400,000 warrants that have a term of five years and an exercise price of $0.01, which were issued to the related party on September 14, 2021. On September 14, 2021, 700,000 of these warrants were assigned to a third party and all 1,400,000 warrants were exercised for $14,000 immediately thereafter.

As discussed herein, the Company issued 9,513,682 Warrants in the Series C Offering through December 31, 2022. These Warrants have a five-year term and are exercisable according to the terms of the warrant agreements calculated at $0.69 for December 31, 2022.

The following table reflects Warrant activity:

Warrants	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2021	10,628	$16.625	1.45	$-
Granted	-	-	-	-
Exercised		-	-	-
Forfeited or expired	-	-	-	-
Outstanding at March 31, 2022	10,628	$16.625	0.45	$-
Exercisable at March 31, 2022	10,628	$16.625	0.45	$-

Warrants	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2022	10,628	$16.625	0.45	$-
Granted	9,513,682	0.69	4.80	-
Exercised	-	-	-	-
Forfeited or expired	(10,628)	(16.625)	(0.45)	-
Outstanding at December 31, 2022	9,513,682	$0.69	4.80	$-
Exercisable at December 31, 2022	-	$-	-	$-

The following assumptions were used for the nine months ended December 31, 2022 and year ended March 31, 2022:

	Nine Months Ended December 31, 2022	Year Ended March 31, 2022
Expected term	5 years	-
Expected volatility	113-172%	-%
Expected dividend yield	-	-
Risk-free interest rate	3.99-4.35%	0.10%

White River Holdings Corp [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 9: STOCKHOLDERS’ EQUITY (DEFICIT)

The Company had 500,000,000 shares of common stock authorized at $0.0001 par value per share, and there were 0 common shares issued and outstanding at March 31, 2022 and 2021, respectively. There were 5,000,000 shares of preferred stock authorized at $0.0001 par value, and 1,200 shares are issued and outstanding at March 31, 2022 and 2021, respectively.

On July 25, 2022, White River Holdings Corp acquired Fortium Holdings Corp. in a reverse merger. The Company’s parent, Ecoark, was issued 1,200 Series A Preferred Shares of Fortium Holdings Corp in exchange for the 60,000,000 common shares that were recorded. The Company has reflected this transaction retroactively in these audited financial statements.

There were no equity transactions for the years ended March 31, 2022 and 2021.